PREPAID AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid and Other Current Assets	Prepaid and other current assets consist of the following:

	December 31,
	2020	2019
Prepaid expenses	$862	$888
Deposits	30	261
Government authorities	85	226
Other current assets	197	207
Total	$1,174	$1,582